Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 1,033	$ 1,937
Change through equity	(263)	(278)
Change through profit or loss	1,232	(381)
Exchange rate differences	37	83
Acquisitions/ disposals	(19)	(331)
Other components of deferred tax expense (income)		3
Net deferred asset (liability) at ending of period	2,020	1,033
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2,446	1,472	$ 2,011
Deferred tax liabilities	(426)	(439)	$ (74)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(16)	(19)
Change through equity	(330)	(2)
Exchange rate differences	25	5
Net deferred asset (liability) at ending of period	(321)	(16)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	987	974
Change through profit or loss	185	2
Exchange rate differences	2	11
Net deferred asset (liability) at ending of period	1,174	987
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,504	1,614
Change through equity	(2)	(10)
Change through profit or loss	(2)	(211)
Exchange rate differences	22	101
Acquisitions/ disposals		10
Net deferred asset (liability) at ending of period	1,522	1,504
Business realignment charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	12	11
Change through profit or loss	11	1
Net deferred asset (liability) at ending of period	23	12
Tax loss and tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	322	242
Change through profit or loss	(57)	67
Exchange rate differences	1	2
Acquisitions/ disposals	(5)	8
Other components of deferred tax expense (income)		3
Net deferred asset (liability) at ending of period	261	322
Deferred (income) expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	6	110
Change through equity	(3)	(1)
Change through profit or loss	661	(126)
Exchange rate differences	(11)	23
Acquisitions/ disposals	(2)
Net deferred asset (liability) at ending of period	651	6
Premises and equipment and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(1,234)	(836)
Change through profit or loss	302	4
Exchange rate differences	(27)	(57)
Acquisitions/ disposals	(8)	(345)
Net deferred asset (liability) at ending of period	(967)	(1,234)
Pension and post employment related [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(435)	(163)
Change through equity	68	(287)
Change through profit or loss	37	19
Exchange rate differences	1	4
Acquisitions/ disposals	(4)	(8)
Net deferred asset (liability) at ending of period	(333)	(435)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(113)	4
Change through equity	4	22
Change through profit or loss	95	(137)
Exchange rate differences	24	(6)
Acquisitions/ disposals		4
Net deferred asset (liability) at ending of period	$ 10	$ (113)